Right-of-use assets (Tables)	6 Months Ended
Jun. 30, 2021
Right-of-use assets
Schedule of right-of-use assets

	Right-of-use assets
	Lands and	Plant and		Right-of-use	Lease
	buildings	equipment	Vehicles	assets	liabilities
Balance as of December 31, 2020	93,472	133,939	150,475	377,886	1,055,198
Additions	9,347	1,135	782	11,264	11,264
Amortization expense	(15,535)	(30,305)	(42,278)	(88,118)	—
Remeasurements	2,234	34,978	5,400	42,612	43,851
Disposals	(208)	—	—	(208)	(5,085)
Finance cost	—	—	—	—	27,621
Payment of capital and interests	—	—	—	—	(150,191)
Exchange difference	5,778	1,933	1,492	9,203	35,087
Balance as of June 30, 2021 (unaudited)	95,088	141,680	115,871	352,639	1,017,745